Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current tax expense									$ 1,042	$ 1,562	$ 1,467
Deferred tax expense (benefit)									(64)	(20)	163
Total tax expense	$ 242	$ 354	$ 372	$ 10	$ 368	$ 413	$ 337	$ 424	$ 978	$ 1,542	$ 1,630